Financial assets at fair value through profits or loss - Changes in financial assets measured at fair value (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial assets at fair value through profits or loss
Balance at the beginning of period	$ 264	$ 248
Business combination - merger transaction	7,599
Fair value changes (Note 17)	911	16
Balance at the end of period	$ 8,774	$ 264